CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income	$ 546,045	$ 535,742	$ 372,996
Change in operating assets and liabilities:
Accrued investment income	(17,426)	(18,363)	(16,652)
Premiums receivable and other reinsurance balances	(83,650)	(111,451)	(72,803)
Deferred policy acquisition costs	(241,903)	61,828	55,143
Reinsurance ceded balances	143,505	(53,219)	18,676
Future policy benefits, other policy claims and benefits, and other reinsurance balances	970,685	1,580,458	907,732
Deferred income taxes	168,994	425,174	(98,891)
Other assets and other liabilities, net	(104,423)	(253,679)	337,707
Amortization of net investment premiums, discounts and other	(172,688)	(144,334)	(134,524)
Investment related gains, net	36,056	(212,030)	(34,148)
Gain on repurchase of long-term debt	(65,565)	0	(38,875)
Excess tax benefits from share-based payment arrangement	(4,933)	2,255	(2,605)
Other, net	134,835	30,359	70,480
Net cash provided by operating activities	1,309,532	1,842,740	1,364,236
Cash Flows from Investing Activities:
Sales of fixed maturity securities available-for-sale	3,165,479	3,319,453	2,952,773
Maturities of fixed maturity securities available-for-sale	218,696	150,687	66,791
Purchases of fixed maturity securities available-for-sale	(4,011,985)	(4,854,416)	(4,693,875)
Cash invested in mortgage loans	(209,194)	(132,801)	(84,107)
Cash invested in policy loans	(61,073)	(95,163)	(67,039)
Cash invested in funds withheld at interest	(37,721)	(103,578)	(76,594)
Principal payments on mortgage loans on real estate	92,806	29,422	50,278
Principal payments on policy loans	29,091	3,309	27,188
Change in short-term investments and other invested assets	(91,880)	(37,395)	(114,473)
Net cash used in investing activities	(905,781)	(1,720,482)	(1,939,058)
Cash Flows from Financing Activities:
Dividends to stockholders	(44,229)	(35,170)	(26,212)
Proceeds From Issuance Of Long Term Debt	394,388	0	396,344
Net repayments under credit agreements	0	0	(22,539)
Purchases of treasury stock	(380,345)	(718)	(1,607)
Excess tax benefits from share-based payment arrangement	4,933	(2,255)	2,605
Exercise of stock options, net	6,449	2,277	6,304
Change in cash collateral for derivative positions	231,180	26,324	(175,776)
Proceeds From Annuities And Investment Certificates	367,771	124,482	272,564
Repayments Of Annuities And Investment Certificates	(142,469)	(308,369)	(216,724)
Proceeds from redemption and remarketing of trust preferred securities	154,588	0	0
Maturity of trust preferred securities	159,473	0	0
Repayments of Secured Debt	130,798	0	0
Maturities of Senior Debt	200,000	0
Early Repayment of Subordinated Debt			39,960
Net cash used in financing activities	101,995	(193,429)	194,999
Effect of exchange rate changes on cash	(6,537)	22,805	16,447
Change in cash and cash equivalents	499,209	(48,366)	(363,376)
Cash and cash equivalents, beginning of period	463,661	512,027	875,403
Cash and cash equivalents, end of period	962,870	463,661	512,027
Supplementary information:
Cash paid for interest	100,733	95,939	72,719
Cash paid for income taxes, net of refunds	$ 129,009	$ 10,452	$ 25,573